Related Party Transactions	9 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
In the ordinary course of business, the Partnership has transactions with affiliated companies. During the nine months ended September 30, 2015 and 2014, related parties included Rice Energy and certain of its subsidiaries. Prior to the IPO, the push-down impact of the transactions were recorded in the combined statements of operations, and although no cash settlement occurred, all transactions with Rice Energy and its subsidiaries were recorded in parent net equity. Upon completion of the IPO, the Partnership entered into an omnibus agreement (the “Omnibus Agreement”) with its general partner, Rice Energy, Rice Poseidon and Rice Midstream Holdings. Pursuant to the Omnibus Agreement, Rice Energy performs centralized corporate and general and administrative services for the Partnership, such as financial and administrative, information technology, legal, health, safety and environmental, human resources, procurement, engineering, business development, investor relations, insurance and tax. In exchange, the Partnership reimburses Rice Energy for the expenses incurred in providing these services, except for any expenses associated with Rice Energy’s long-term incentive programs as these are not expenses of the Partnership subsequent to the IPO.
The expenses for which the Partnership reimburses Rice Energy and its subsidiaries related to corporate and general and administrative services may not necessarily reflect the actual expenses that the Partnership would incur on a stand-alone basis. The Partnership is unable to estimate what the costs would have been with an unrelated third party.
Also upon completion of the IPO, the Partnership entered into a 15 year, fixed-fee gas gathering and compression agreement (the “Gas Gathering and Compression Agreement”) with Rice Drilling B and Alpha Shale, pursuant to which the Partnership gathers Rice Energy’s natural gas and provides compression services on the Partnership’s gathering systems located in Washington County and Greene County, Pennsylvania. Pursuant to the Gas Gathering and Compression Agreement, the Partnership will charge Rice Energy a gathering fee of $0.30 per Dth and a compression fee of $0.07 per Dth per stage of compression, each subject to annual adjustment for inflation based on the Consumer Price Index. The Gas Gathering and Compression Agreement covers substantially all of Rice Energy’s acreage position in the dry gas core of the Marcellus Shale in southwestern Pennsylvania as of September 30, 2015 and any future acreage it acquires within these counties, other than 19,000 gross acres subject to a pre-existing third-party dedication.
In connection with the closing of the acquisition of the Water Assets on November 4, 2015, we entered into Amended and Restated Water Services Agreements (the “Water Services Agreements”) with Rice Energy, whereby we have agreed to provide certain fluid handling services to Rice Energy, including the exclusive right to provide fresh water for well completions operations in the Marcellus and Utica Shales and to collect and recycle or dispose of flowback and produced water for Rice Energy within areas of dedication in defined service areas in Pennsylvania and Ohio. The initial term of the Water Services Agreements is until December 22, 2029 and from month to month thereafter. Under the agreements, Rice Energy will pay the Partnership (i) a variable fee, based on volumes of water supplied, for freshwater deliveries by pipeline directly to the well site, subject to annual CPI adjustments and (ii) a produced water hauling fee of actual out-of-pocket cost incurred by us, plus a 2% margin.
During the nine months ended September 30, 2014, Rice Energy granted stock compensation awards to certain non-employee directors and employees. The awards consisted of restricted stock units, which vest upon the passage of time, and performance stock units, which vest based upon attainment of specified performance criteria. Stock compensation expense related to these awards allocated to the Partnership based on its estimate of the expense attributable to its operations, prior to the IPO, was $0.3 million and $0.4 million for the three and nine months ended September 30, 2014, respectively. Additionally, stock compensation expense of $0.1 million and $0.4 million was allocated to the Water Assets by Rice Energy for the three and nine months ended September 30, 2015, respectively, and $13.1 thousand and $27.6 thousand was allocated to the Water Assets by Rice Energy for the three and nine months ended September 30, 2014, respectively. For periods subsequent to the IPO, no stock compensation expense has been allocated to the Partnership by Rice Energy. However, equity compensation expense includes amounts allocated to the Water Assets by Rice Energy for periods subsequent to the Partnership’s IPO through the acquisition date. See Note 6 for a discussion of the Partnership’s equity compensation expense subsequent to the its IPO.
Prior to Rice Energy’s initial public offering on January 29, 2014, the only long-term incentives offered to certain executives and employees were through grants of incentive units, which were profits interests representing an interest in the future profits (once a certain level of proceeds has been generated) of Rice Energy’s predecessor parent entity Rice Energy Appalachia, LLC (“REA”) and granted pursuant to the limited liability company agreement of REA. The compensation expense recognized in these unaudited condensed combined financial statements is a non-cash charge, with the settlement obligation resting on NGP Rice Holdings, LLC (“NGP Holdings”) and Rice Energy Holdings LLC (“Rice Holdings”). Payments on the incentive units will be made by Rice Holdings and NGP Holdings and not by Rice Energy or the Partnership, and as such, are not dilutive to Rice Energy or the Partnership. Incentive unit expense allocated to the Partnership based on its estimate of the expense attributable to its operations was $5.9 million and $10.5 million for the three and nine months ended September 30, 2014, respectively. Additionally, incentive unit (income) expense allocated to the Water Assets by Rice Energy was $0.1 million and $1.0 million for the three and nine months ended September 30, 2015, respectively, and $0.1 million and $1.3 million for the three and nine months ended September 30, 2014, respectively. No expense was recognized prior to Rice Energy’s initial public offering as the performance conditions related to the incentive units were deemed not probable of occurring. For periods subsequent to the Partnership’s IPO, no incentive unit expense has been allocated to the Partnership by Rice Energy. However, incentive unit expense includes amounts allocated to the Water Assets from Rice Energy for periods subsequent to the Partnership’s IPO through the acquisition date.